UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06170

Lebenthal Funds, Inc.

(Exact name of registrant as specified in charter)

120 Broadway, New York, NY 10271

(Address of principal executive offices) (Zip Code)

ALEXANDRA LEBENTHAL	Copy to: DAVID C. PHELAN, ESQ.
Lebenthal	Wilmer Cutler Pickering Hale and Dorr LLP
120 Broadway	60 State Street
New York, New York 10271	Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 594-7078

Date of fiscal year-end: November 30

Date of reporting period: July 1, 2004 – June 30, 2005

Item 1. Proxy Voting Record

LEBENTHAL NEW YORK MUNICIPAL BOND FUND

Van Kampen Trust For Investment Grade New York Municipals

Ticker:	VTN	CUSIP:	920931102
Meeting Date:	August 12, 2005	Meeting Type:	Joint Special Meeting

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.1	To approve issuance of additional	For	Abstain	Management
Common shares of acquiring fund

Nuveen Insured New York Premium Income Municipal Fund, Inc.

Ticker:	NNF	CUSIP:	67101R107
Meeting Date:	July 26, 2005	Meeting Type:	Joint Special Meeting

#	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1.1	Approval of new investment	For	Did Not Vote	Management
Management agreement

Muniyield New York Insured Fund, Inc.

Ticker:	MYN	CUSIP:	626301105
Meeting Date:	April 28, 2005	Meeting Type:	Annual

#	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1.1	Elect Director James H. Bodurtha	For	For	Management
1.2	Elect Director Robert C. Doll, Jr.	For	For	Management
1.3	Elect Director Joe Grills	For	For	Management
1.4	Elect Director Roberta Cooper Ramo	For	For	Management
1.5	Elect Director Stephen B. Swensrud	For	For	Management
2.1	To Approve Amendment to Fund’s	For	For	Management
Investment Restriction
3.1	To Approve Amendment to Articles	For	For	Management
Supplementary of the Fund

Muniholdings New York Insured Fund, Inc.

Ticker:	MITN	CUSIP:	625931100
Meeting Date:	January 27, 2005	Meeting Type:	Annual

#	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1.1	Elect Director Robert C. Doll, Jr.	For	For	Management
1.2	Elect Director Cynthia Montgomery	For	For	Management
1.3	Elect Director Jean Margo Reid	For	For	Management
1.4	Elect Director Roscoe S. Suddarth	For	For	Management
1.5	Elect Director Edward D. Zinbarg	For	For	Management

LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND

Muniyield New Jersey Insured Fund, Inc.

Ticker:	MJI	CUSIP:	625921101
Meeting Date:	April 28, 2005	Meeting Type:	Annual

#	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1.1	Elect Director Donald W. Burton	For	For	Management
1.2	Elect Director Robert C. Doll, Jr.	For	For	Management
1.3	Elect Director John F. O’Brien	For	For	Management
1.4	Elect Director David H. Walsh	For	For	Management
2.1	To Approve Amendment to Fund’s	For	For	Management
Fundamental Investment Restriction

Muniholdings New Jersey Insured Fund, Inc.

Ticker:	MUJ	CUSIP:	625936109
Meeting Date:	January 27, 2005	Meeting Type:	Annual

#	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1.1	Elect Director Robert C. Doll, Jr.	For	For	Management
1.2	Elect Director Cynthia Montgomery	For	For	Management
1.3	Elect Director Jean Margo Reid	For	For	Management
1.4	Elect Director Roscoe S. Suddarth	For	For	Management
1.5	Elect Director Edward D. Zinbarg	For	For	Management

Muniyield New Jersey Fund, Inc.

Ticker:	MYJ	CUSIP:	62630L101
Meeting Date:	April 28, 2005	Meeting Type:	Annual

#	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1.1	Elect Director James H. Bodurtha	For	For	Management
1.2	Elect Director Robert C. Doll, Jr.	For	For	Management
1.3	Elect Director Joe Grills	For	For	Management
1.4	Elect Director Roberta Cooper Ramo	For	For	Management
1.5	Elect Director Stephen B. Swensrud	For	For	Management
2.1	To approve amendment to Fund’s	For	For	Management
Fundamental Investment Restriction

LEBENTHAL TAXABLE MUNICIPAL BOND FUND

Hyperion Total Return Fund, Inc.

Ticker:	HTR	CUSIP:	449145101
Meeting Date:	April 19, 2005	Meeting Type:	Annual

#	Proposal	Mgt. Rec.	Vote Cast	Sponsor
1.1	Elect Director Leo M. Walsh, Jr.	For	For	Management
1.2	Elect Director Clifford E. Lai	For	For	Management
2.1	Approval of New Investment	For	For	Management
Advisory Agreement
3.1	Ratification or rejection of	For	For	Management
Independent accounting firm

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lebenthal Funds, Inc.

By (Signature and Title)*		/s/ Alexandra Lebenthal
Alexandra Lebenthal, President (Principal Executive Officer)

	Date	August 30, 2005

*Print the name and title of each signing officer under his or her signature.